Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Oct. 31, 2013
Document Effective Date	Jan. 01, 2014
Prospectus Date	Jun. 28, 2013
Orinda SkyView Multi-Manager Hedged Equity Fund | Class A
Risk/Return:
Trading Symbol	OHEAX
Orinda SkyView Multi-Manager Hedged Equity Fund | Class I
Risk/Return:
Trading Symbol	OHEIX